Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

June 7, 2011

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

The Huntington Funds (the “Trust”)

Registration Statement on Form N-1A

File No. 33-11905

CIK – 0000810695

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended, enclosed for filing electronically is Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A of The Huntington Funds (the “Trust”) relating to The Huntington Disciplined Equity Fund. This Amendment is being filed solely to delay the effectiveness of Post-Effective Amendment No. 71 to the Trust’s Registration Statement, filed on April 15, 2011, until July 28, 2011.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1207.

Very truly yours,

/s/David C. Mahaffey

Enclosures

cc:	David C. Carson
R. Jeffrey Young
John Swhear